Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 13,661,382	$ 21,857,125
Short-term investments	13,317,882	9,922,366
Accounts receivable, net	4,961	29,318
Inventories, net		987
Prepayments and other current assets, net	237,052	130,623
Current assets held for sale associated with discontinued operation of Tiandihui		1,841,335
Total current assets	27,221,277	33,781,754
NON-CURRENT ASSETS
Property, plant and equipment, net	682,636	698,044
Intangible assets, net	426,316	481,840
Operating lease right-of-use assets	571,168	783,658
Non-current assets held for sale associated with discontinued operation of Tiandihui		768,101
Total non-current assets	1,680,120	2,731,643
Total assets	28,901,397	36,513,397
CURRENT LIABILITIES:
Accounts payable	460,776	491,850
Advances from customers	4,045	11,024
Bank overdrafts	77,486	74,425
Taxes payable	54,003	11,923
Operating lease liabilities, current	219,917	212,814
Other current liabilities	311,979	1,212,420
Current liabilities held for sale associated with discontinued operation of Tiandihui		12,337,657
Total current liabilities	3,389,044	14,675,344
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current	463,196	683,113
Non-current liabilities held for sale associated with discontinued operation of Tiandihui		1,037
Total liabilities	3,852,240	15,359,494
SHAREHOLDERS’ EQUITY :
Common shares ($0.02 par value; 50,000,000 shares authorized; 10,323,268 shares issued and outstanding at December 31, 2023 and 2022)	206,465	206,465
Additional paid-in capital	51,129,439	48,089,439
Statutory reserves		160,014
Accumulated deficit	(26,622,000)	(28,165,927)
Accumulated other comprehensive income (loss)	(95,066)	428,249
Total TDH Holdings, Inc. shareholders’ equity	24,618,838	20,718,240
Non-controlling interest	430,319	435,663
Total shareholders’ equity	25,049,157	21,153,903
Total liabilities and shareholders’ equity	28,901,397	36,513,397
Related Party
CURRENT LIABILITIES:
Short-term loans - related parties	277,408	266,451
Due to related parties	1,983,430	55,747
Related Party
CURRENT LIABILITIES:
Accounts payable - related parties		$ 1,033